Average Annual Total Returns - FidelityValueDiscoveryK6Fund-PRO - FidelityValueDiscoveryK6Fund-PRO - Fidelity Value Discovery K6 Fund	Sep. 29, 2023
Fidelity Value Discovery K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(3.18%)
Past 5 years	8.03%
Since Inception	8.85%
RS008
Average Annual Return:
Past 1 year	(7.98%)
Past 5 years	6.50%
Since Inception	7.58%	[1]

[1]	AFrom May 25, 2017.